Disposal of Subsidiary	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Disposal of Subsidiary
34.	DISPOSAL OF SUBSIDIARY

In January 2015, the Board of Directors of TSMC approved a sale of TSMC SSL common shares of 565.5 million held by TSMC and TSMC Guang Neng Investment, Ltd. (TSMC GN) to Epistar Corporation. The transaction was completed in February 2015.

a.	Consideration received from the disposal

NT$
(In Millions)
Total consideration received	$825.0
Expenditure associated with consideration received	(142.5)

Net consideration received	$682.5

b.	Analysis of assets and liabilities over which the control was lost

NT$
(In Millions)
Assets
Cash and cash equivalents	$81.5
Inventories	28.5
Other current assets	91.3
Property, plant and equipment	643.7
Intangible assets	47.4
Others	51.8

944.2

Liabilities
Salary and bonus payable	38.2
Accrued expenses and other current liabilities	68.1
Net defined benefit liability	35.9
Others	76.9

219.1

Net assets disposed of	$725.1

c.	Gain/loss on disposal of subsidiary

NT$
(In Millions)
Net consideration received	$682.5
Net assets disposed of	(725.1)
Non-controlling interests	42.6

Gain/loss on disposal of subsidiary	$—

d.	Net cash inflow arising from disposal of subsidiary

NT$
(In Millions)
Net consideration received	$682.5
Less: Balance of cash and cash equivalents disposed of	81.5

$601.0